Income Tax - Summary of Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total tax expense
Current income tax expense	₽ (698)	₽ (871)	₽ (877)
Deferred tax benefit/(expense)	0	253	0
Income tax expense for the year	₽ (698)	₽ (618)	₽ (877)